RELATED PARTY TRANSACTIONS AND BALANCES - Other receivable - related parties (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Other receivables, net	¥ 400,000	$ 58,953	¥ 67,976